Leases - Schedule of Carrying Amounts of Lease Liabilities and Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Balance	¥ 14,090	¥ 16,180
Arising from business combination		5,289
Additions	4,025	4,516
Interest expense recognized during the year	564	783	¥ 1,089
Payments	(6,063)	(7,945)
Disposals	(4,396)	(4,733)
Balance	4,552	14,090	16,180
Year ended December 31, 2024
Disposal of subsidiaries	(3,668)
Office Building [Member]
Leases
Balance	12,413	12,619
Arising from business combination		5,289
Additions	0	3,725
Interest expense recognized during the year	427	678
Payments	(4,776)	(6,049)
Disposals	(4,396)	(3,849)
Balance	0	12,413	12,619
Year ended December 31, 2024
Disposal of subsidiaries	(3,668)
Charging stations [Member]
Leases
Balance	1,677	3,561
Arising from business combination		0
Additions	4,025	791
Interest expense recognized during the year	137	105
Payments	(1,287)	(1,896)
Disposals	0	(884)
Balance	4,552	¥ 1,677	¥ 3,561
Year ended December 31, 2024
Disposal of subsidiaries	¥ 0